Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Gold credit sales	$ 427,785	$ 328,354	$ 888,823	$ 648,049
Silver credit sales	404,758	139,949	735,817	262,249
Concentrate sales	74,000	25,790	169,711	48,428
Total silver sales	478,758	165,739	905,528	310,677
Palladium credit sales	2,957	2,564	7,866	4,936
Cobalt sales	19,701	6,561	28,453	9,967
Total sales revenue	$ 929,201	$ 503,218	$ 1,830,670	$ 973,629
Gold
Gold credit sales	46.00%	65.00%	49.00%	66.00%
Silver
Silver credit sales	44.00%	28.00%	40.00%	27.00%
Concentrate sales	8.00%	5.00%	9.00%	5.00%
Total silver sales	52.00%	33.00%	49.00%	32.00%
Palladium
Palladium credit sales	0.00%	1.00%	0.00%	1.00%
Cobalt sales	2.00%	1.00%	2.00%	1.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%